IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Tables)	3 Months Ended
Jun. 30, 2021
In-process Research And Development And Deferred Tax Liability
Schedule of In process research and development

Project #	Description	Value as of June 30, 2021	Value as of March 31, 2021
iOx:
IMM 60	Melanoma & Lung Cancers	$84,213	$84,213
IMM 65	Ovarian/Prostate Cancers	32,997	32,997
		117,210	117,210
Oncomer/Saugatuck	DNA Aptamers	178	178
		$117,388	$117,388

Deferred tax liability		$24,171	$24,050